Loan Receivable (Details)						1 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 17, 2024 USD ($)	Jan. 17, 2024 USD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 CNY (¥)	May 08, 2022 USD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 27, 2024 USD ($)	Aug. 13, 2024 USD ($)	Aug. 13, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 17, 2024 CNY (¥)	Jun. 13, 2024 CNY (¥)	May 31, 2024 USD ($)	May 31, 2024 CNY (¥)	Jan. 17, 2024 CNY (¥)	Aug. 31, 2022 CNY (¥)	Jun. 14, 2022 USD ($)	Jun. 14, 2022 CNY (¥)	Mar. 28, 2022 USD ($)	Mar. 28, 2022 CNY (¥)	Jan. 22, 2022 USD ($)	Jan. 22, 2022 CNY (¥)	Jan. 21, 2022 USD ($)	Jan. 21, 2022 CNY (¥)
Loan Receivable [Line Items]
Loan amount			$ 3,000,000			$ 3,000,000																		$ 986,318	¥ 7,000,000	$ 422,708	¥ 3,000,000	$ 4,272,079	¥ 30,000,000
Interest percentage																								12.00%	12.00%	12.00%	12.00%			12.00%	12.00%
Interest			$ 17,368	¥ 120,000
Outstanding loans								$ 5,091,229	$ 5,213,379	$ 5,213,397	$ 5,213,397	$ 5,355,257
Production cost per year					$ 1,306,000
Interest of loans											1.50%
Interest income								$ 554,700	$ 363,224		$ 909,362	$ 540,842	$ 7,107
Loan amount | ¥																	¥ 30,000,000
Loan repaid | ¥																							¥ 3,000,000
Borrowing term								20 years
Production cost								$ 1,306,000
Third Party Loan [Member]
Loan Receivable [Line Items]
Maturity date								Jun. 14, 2025
Third Party [Member]
Loan Receivable [Line Items]
Loans to third party										9,800,000
Loans to third party										$ 7,300,000
Loans Receivable [Member]
Loan Receivable [Line Items]
Interest of loans									1.50%
Loan amount | ¥																	7,000,000
Loans Receivable [Member] | Third Party Loan [Member]
Loan Receivable [Line Items]
Maturity date								Jun. 14, 2025
Beijing Liansheng Innovation Technology Co., Ltd [Member]
Loan Receivable [Line Items]
Interest of loans		1.00%
Loan amount		$ 275,202																				¥ 2,000,000
Beijing Huizhong Flying Technology Co., Ltd [Member]
Loan Receivable [Line Items]
Loan amount																				$ 1,100,806	¥ 8,000,000
Loan repaid															$ 1,100,806	¥ 8,000,000
Beijing Zhongzhe Yuantong Technology Co., Ltd. [Member]
Loan Receivable [Line Items]
Interest of loans	1.00%
Loan amount	$ 137,601																	¥ 1,000,000
Third Party Loan [Member]
Loan Receivable [Line Items]
Loan amount																								$ 963,206	¥ 7,000,000	$ 412,802	¥ 3,000,000			$ 4,128,024	¥ 30,000,000
Carrying interest								$ 12
Interest amount						$ 16,512	¥ 120,000
Subsequent Event [Member] | Hongkong Sanyou Petroleum Co., Ltd [Member]
Loan Receivable [Line Items]
Loan repaid														$ 1,270,901
Forecast [Member]
Loan Receivable [Line Items]
Loan amount | ¥																	¥ 30,000,000		¥ 7,000,000